Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	¥ 50,693,521	$ 7,140,033	¥ 7,380,266	¥ 8,340,385
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of time deposits	(19,107,879)	(2,691,288)	(679,486)	(1,308,296)
Redemption of time deposits	9,201,713	1,296,034	514,242	1,630,773
Placement of short-term investments	(14,820,000)	(2,087,353)	(58,268,079)	(220,850,351)
Redemption of short-term investments	31,135,501	4,385,344	59,953,714	220,345,863
Purchase of property, plant and equipment and intangible assets	(6,507,190)	(916,520)	(5,127,899)	(3,444,573)
Net cash used in investing activities	(12,068)	(1,700)	(4,364,661)	(4,257,244)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	1,750,194	246,510	3,741,482	600,000
Proceeds from issuance of convertible debt	0	0	0	5,533,238
Proceeds from issuance of ordinary shares	0	0	0	70
Net cash provided by financing activities	185,385	26,111	5,639,392	16,709,533
Effects of exchange rate changes on cash, cash equivalents and restricted cash	44,513	6,270	1,270,097	(472,129)
Net increase in cash, cash equivalents and restricted cash	50,911,351	7,170,714	9,925,094	20,320,545
Cash, cash equivalents and restricted cash at beginning of the year	38,478,016
Cash, cash equivalents and restricted cash at end of the year	91,329,030	$ 12,863,425	38,478,016
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	56,515		450,517	367,063
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries	(3,589,329)		(23,397,234)	(10,157,678)
Placement of time deposits	0		0	(298,284)
Redemption of time deposits	2,137,626		0	297,654
Placement of short-term investments	0		(2,609,767)	(173,133,568)
Redemption of short-term investments	0		8,036,663	180,386,757
Purchase of property, plant and equipment and intangible assets	0		(25)	0
Net cash used in investing activities	(1,451,703)		(17,970,363)	(2,905,119)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	699,300		669,913	0
Repayment of long-term borrowings	(338,020)		(349,163)	0
Proceeds from issuance of convertible debt	0		0	5,533,238
Proceeds from IPOs and concurrent private placements, net of issuance cost	0		0	11,004,778
Proceeds from exercise of share options	11,953		6,728	1,139
Proceeds from issuance of ordinary shares	1,174,319		2,462,300	70
Net cash provided by financing activities	1,547,552		2,789,778	16,539,225
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(5,355)		941,417	(387,668)
Net increase in cash, cash equivalents and restricted cash	147,009		(13,788,651)	13,613,501
Cash, cash equivalents and restricted cash at beginning of the year	974,224		14,762,875	1,149,374
Cash, cash equivalents and restricted cash at end of the year	¥ 1,121,233		¥ 974,224	¥ 14,762,875